Goodwill And Other Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets

Note 4—Goodwill and Other Intangible Assets

The following table sets forth changes in our goodwill and other intangible assets for the nine months ended September 30, 2011.

	Amortizing Intangible Assets	Non-Amortizing Intangible Assets
(In millions)		Goodwill	Other
Balance at December 31, 2010	$1,235.1	$3,420.9	$3,476.7
Acquisitions	85.4	53.1	22.7
Amortization Expense	(117.7)	—	—
Other, including foreign currency translation	0.1	(1.0)	0.9

Balance at September 30, 2011	$1,202.9	$3,473.0	$3,500.3

The following table provides the gross carrying value and accumulated amortization for each major class of intangible assets other than goodwill:

	September 30, 2011				December 31, 2010
(In millions)	Weighted Average Remaining Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortizing intangible assets
Customer relationships	8.4	$1,456.9	$(461.0)	$995.9	$1,456.9	$(366.5)	$1,090.4
Contract rights	3.1	192.6	(96.8)	95.8	132.5	(85.6)	46.9
Patented technology	4.5	118.9	(43.0)	75.9	93.5	(34.1)	59.4
Gaming rights	13.0	42.8	(9.6)	33.2	42.8	(7.6)	35.2
Trademarks	1.3	7.8	(5.7)	2.1	7.8	(4.6)	3.2

		$1,819.0	$(616.1)	1,202.9	$1,733.5	$(498.4)	1,235.1

Non-amortizing intangible assets
Trademarks				1,916.7			1,916.7
Gaming rights				1,583.6			1,560.0

				3,500.3			3,476.7

Total intangible assets other than goodwill				$4,703.2			$4,711.8

The aggregate amortization of intangible assets for the nine months ended September 30, 2011 was $117.7 million. Estimated annual amortization expense for the years ending December 31, 2011, 2012, 2013, 2014, 2015 and thereafter is $161.5 million, $163.2 million, $160.9 million, $145.5 million, $142.3 million and $547.2 million, respectively.

We have completed a preliminary annual impairment assessment of goodwill and other non-amortizing intangible assets as of September 30, 2011, and did not record any impairment charges as a result of this assessment. We are not able to finalize our assessment until such time as we finalize the Company's 2012 operating plan and certain other assumptions, which we expect to complete during fourth quarter 2011. Changes to the preliminary 2012 operating plan or other assumptions could require us to update our assessment, which could result in an impairment charge.

For our preliminary assessment, we determined the estimated fair value of each reporting unit as a function, or multiple, of earnings before interest, taxes, depreciation and amortization ("EBITDA"), combined with estimated future cash flows discounted at rates commensurate with the Company's capital structure and the prevailing borrowing rates within the casino industry in general. Both EBITDA multiples and discounted cash flows are common measures used to value and buy or sell cash-intensive businesses such as casinos. We determine the estimated fair values of our non-amortizing intangible assets by primarily using the Relief From Royalty Method and Excess Earnings Method under the income approach.

Note 5—Goodwill and Other Intangible Assets

We account for our goodwill and other intangible assets in accordance with ASC 350, "Intangible Assets—Goodwill and Other," which provides guidance regarding the recognition and measurement of intangible assets and requires at least annual assessments for impairment of intangible assets that are not subject to amortization.

The following table sets forth changes in our goodwill:

(In millions)
Balance at December 31, 2008	$4,902.2
Additions or adjustments	—
Impairments of goodwill	(1,445.3)

Balance at December 31, 2009	3,456.9
Additions or adjustments	56.0
Impairments of goodwill	(92.0)

Balance at December 31, 2010	$3,420.9

In March 2010, the Company paid $19.5 million to a former owner of Chester Downs for resolution of the final contingency associated with the Company's purchase of additional interest in this property. This payment was recorded as goodwill. The acquisitions of Planet Hollywood and Thistledown Racetrack also added $36.5 million in goodwill during 2010.

During the fourth quarter of each year, we perform annual assessments for impairment of goodwill and other intangible assets that are not subject to amortization as of September 30. We perform assessments for impairment of goodwill and other intangible assets more frequently if impairment indicators exist. For our assessment, we determine the estimated fair value of each reporting unit as a function, or multiple, of EBITDA, combined with estimated future cash flows discounted at rates commensurate with the Company's capital structure and the prevailing borrowing rates within the casino industry in general. Both EBITDA multiples and discounted cash flows are common measures used to value and buy or sell cash-intensive businesses such as casinos. We determine the estimated fair values of our non-amortizing intangible assets by using the relief from royalty and excess earnings methods under the income approach.

In 2010, due to weak economic conditions in certain gaming markets in which we operate, we performed an interim assessment of goodwill and other non-amortizing intangible assets for impairment in the second quarter. This analysis resulted in an impairment charge of $100.0 million. During the third quarter, we completed a preliminary annual assessment of goodwill and other non-amortizing intangible assets as of September 30, which resulted in an impairment charge of $44.0 million. We finalized our annual assessment during fourth quarter, and as a result of the final assessment, we recorded an impairment charge of $49.0 million, which brought the aggregate charges recorded for the year ended December 31, 2010 to $193.0 million. These impairment charges were primarily a result of adjustments to our long-term operating plan.

In 2009, due to the relative impact of weak economic conditions on certain properties in the Las Vegas market, we performed an interim assessment of goodwill and other non-amortizing intangible assets for impairment during the second quarter. This analysis resulted in an impairment charge of $297.1 million. During the third quarter, we completed a preliminary annual assessment of goodwill and other non-amortizing intangible assets as of September 30, which resulted in an impairment charge of $1,328.6 million. We finalized our annual assessment during fourth quarter, and as a result of the final assessment, we recorded an impairment charge of $12.3 million, which brought the aggregate charges recorded for the year ended December 31, 2009 to $1,638.0 million. These impairment charges were primarily a result of adjustments to our long-term operating plan as a result of the then-current economic climate.

Since the date of the Acquisition, we have recorded aggregate impairment charges to goodwill of $6,075.2 million.

The table below summarizes our impairment charges for goodwill and other non-amortizing intangible assets:

	Successor			Predecessor
(In millions)	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Jan. 28, 2008 through Dec. 31, 2008	Jan. 1, 2008 through Jan. 27, 2008
Goodwill	$92.0	$1,445.3	$4,537.9	$—
Trademarks	20.0	106.7	687.0	—
Gaming rights and other	81.0	86.0	264.7	—

Total impairment of goodwill and other non-amortizing intangible assets	$193.0	$1,638.0	$5,489.6	$—

The following table provides the gross carrying value and accumulated amortization for each major class of intangible assets other than goodwill:

	December 31, 2010				December 31, 2009
(In millions)	Weighted Average Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortizing intangible assets
Customer relationships	8.9	$1,456.9	$(366.5)	$1,090.4	$1,454.5	$(240.8)	$1,213.7
Contract rights	3.8	132.5	(85.6)	46.9	130.1	(66.5)	63.6
Patented technology	5.1	93.5	(34.1)	59.4	93.5	(22.4)	71.1
Gaming rights	13.5	42.8	(7.6)	35.2	42.8	(5.0)	37.8
Trademarks	2.1	7.8	(4.6)	3.2	7.8	(3.0)	4.8

		$1,733.5	$(498.4)	1,235.1	$1,728.7	$(337.7)	1,391.0

Non-amortizing intangible assets
Trademarks				1,916.7			1,937.0
Gaming rights				1,560.0			1,623.3

				3,476.7			3,560.3

Total intangible assets other than goodwill				$4,711.8			$4,951.3

In June 2010, the Company paid $16.5 million to the State of Pennsylvania for the right to operate table games at Harrah's Chester. This payment was recorded as a non-amortizing intangible asset.

The aggregate amortization expense for those intangible assets that continue to be amortized was $160.8 million for the year ended December 31, 2010, $174.8 million for the year ended December 31, 2009, $162.9 million for the period from January 28, 2008 through December 31, 2008, and $5.5 million for the period from January 1, 2008 through January 27, 2008. Estimated annual amortization expense for the years ending December 31, 2011, 2012, 2013, 2014, 2015 and thereafter is $156.2 million, $154.9 million, $152.5 million, $142.3 million, $142.3 million and $486.8 million, respectively.